Pay vs Performance Disclosure number in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Fiscal Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO(2) ($) (c)	Average Summary Compensation Table Total for non-PEO NEOs(1) ($) (d)	Average Compensation Actually Paid to non-PEO NEOs(2) ($) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income(4) (millions) ($) (h)	Unlevered Free Cash Flow(5) (millions) ($) (i)
					GoDaddy TSR(3) ($) (f)	Peer Group TSR(3) ($) (g)
2022	18,645,890	12,378,070	4,954,336	4,347,627	110.16	79.37	352.9	1,095.90
2021	15,290,590	14,914,733	4,191,579	2,520,364	124.94	152.38	242.8	960.00
2020	3,670,928	7,773,317	5,719,740	3,546,026	122.13	161.36	(494.1)	825.40

Company Selected Measure Name	Unlevered free cash flow
Named Executive Officers, Footnote [Text Block]	Compensation for our PEO, Mr. Bhutani, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEO NEOs includes the following NEOs: (i) in 2022, Mr. Chen, Mr. Daddario, Ms. Lau and Mr. McCaffrey, (ii) in 2021, Mr. Daddario, Nima Kelly, Ms. Lau, Mr. McCaffrey, and Raymond Winborne, and (ii) in 2020, James Carroll, Mr. Daddario, Nima Kelly, Andrew Low Ah Kee, and Raymond Winborne.
Peer Group Issuers, Footnote [Text Block]	TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the same as the NASDAQ Internet Index, which is the peer group used for purposes of the performance graph as shown in our Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 18,645,890	$ 15,290,590	$ 3,670,928
PEO Actually Paid Compensation Amount	$ 12,378,070	14,914,733	7,773,317
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in 2022, 2021 and 2020 reflects the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our non-PEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the PEO’s and our non-PEO NEOs’ compensation for fiscal year 2022, see the Compensation Discussion and Analysis beginning on page 38. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting year.

	PEO			NEO
Prior FYE	12/31/2019	12/31/2020	12/31/2021	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020 ($)	2021 ($)	2022 ($)	2020 ($)	2021 ($)	2022 ($)
Summary Compensation Table Total	3,670,928	15,290,590	18,645,890	5,719,740	4,191,579	4,954,336
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,663,428)	(13,237,276)	(16,829,370)	(4,959,119)	(3,262,275)	(4,232,248)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	13,030,374	13,912,030	2,840,031	3,284,601	3,956,503
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (from prior FYE to current FYE)	4,490,635	344,029	(2,810,306)	509,091	8,321	(130,487)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	1,275,181	(512,984)	(540,174)	472,571	(18,753)	(200,477)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	(1,036,287)	(1,683,108)	—
Compensation Actually Paid	7,773,317	14,914,733	12,378,070	3,546,026	2,520,364	4,347,627

Non-PEO NEO Average Total Compensation Amount	$ 4,954,336	4,191,579	5,719,740
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,347,627	2,520,364	3,546,026
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in 2022, 2021 and 2020 reflects the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our non-PEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the PEO’s and our non-PEO NEOs’ compensation for fiscal year 2022, see the Compensation Discussion and Analysis beginning on page 38. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting year.

	PEO			NEO
Prior FYE	12/31/2019	12/31/2020	12/31/2021	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020 ($)	2021 ($)	2022 ($)	2020 ($)	2021 ($)	2022 ($)
Summary Compensation Table Total	3,670,928	15,290,590	18,645,890	5,719,740	4,191,579	4,954,336
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,663,428)	(13,237,276)	(16,829,370)	(4,959,119)	(3,262,275)	(4,232,248)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	13,030,374	13,912,030	2,840,031	3,284,601	3,956,503
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (from prior FYE to current FYE)	4,490,635	344,029	(2,810,306)	509,091	8,321	(130,487)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	1,275,181	(512,984)	(540,174)	472,571	(18,753)	(200,477)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	(1,036,287)	(1,683,108)	—
Compensation Actually Paid	7,773,317	14,914,733	12,378,070	3,546,026	2,520,364	4,347,627

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

RELATIONSHIP BETWEEN PEO AND OTHER NEO COMPENSATION ACTUALLY PAID AND COMPANY AND PEER GROUP TSR

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]

RELATIONSHIP BETWEEN PEO AND OTHER NEO COMPENSATION ACTUALLY PAID AND COMPANY AND PEER GROUP TSR

Tabular List [Table Text Block]

Performance Measure*
Total bookings
Unlevered free cash flow
Relative TSR

Total Shareholder Return Amount	$ 110.16	124.94	122.13
Peer Group Total Shareholder Return Amount	79.37	152.38	161.36
Net Income (Loss)	$ 352,900,000	$ 242,800,000	$ (494,100,000)
Company Selected Measure Amount	1,095,900	960,000	825,400
PEO Name	Mr. Bhutani
Additional 402(v) Disclosure [Text Block]	Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020. For the year ended December 31, 2020, the Company recorded a one-time charge of $674.7 million to our statement of operations to adjust the liability under certain tax receivable agreements. Unlevered free cash flow is not a financial measure prepared in accordance with GAAP. For information on how we compute non-GAAP financial measures and other operating and business metrics and reconciliation to the most directly comparable financial measures prepared in accordance with GAAP, please refer to “Appendix A — Operating Metrics, Non-GAAP Financial Information and Reconciliations” in this Proxy Statement.Total Bookings is an operating metric and unlevered free cash flow is not a financial measure prepared in accordance with GAAP. For information on how we compute non-GAAP financial measures and other operating and business metrics and reconciliation to the most directly comparable financial measures prepared in accordance with GAAP, please refer to “Appendix A — Operating Metrics, Non-GAAP Financial Information and Reconciliations” in this Proxy Statement.
Tax Receivable Agreement Liability, Adjustment			$ 674,700,000
PEO [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (16,829,370)	$ (13,237,276)	(1,663,428)
PEO [Member] | Equity Awards Granted in Fiscal Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,912,030	13,030,374	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,810,306)	344,029	4,490,635
PEO [Member] | Equity Awards Granted in Fiscal Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vesting Conditions Satisfied [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(540,174)	(512,984)	1,275,181
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	0	0
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total bookings
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Unlevered free cash flow
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Non-PEO NEO [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,232,248)	(3,262,275)	(4,959,119)
Non-PEO NEO [Member] | Equity Awards Granted in Fiscal Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,956,503	3,284,601	2,840,031
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(130,487)	8,321	509,091
Non-PEO NEO [Member] | Equity Awards Granted in Fiscal Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vesting Conditions Satisfied [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(200,477)	(18,753)	472,571
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (1,683,108)	$ (1,036,287)